Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash	¥ 28,593	$ 4,487	¥ 97,807
Restricted cash	2,315	363	5,948
Short-term investments	178,830	28,062	201,578
Accounts receivable	510,683	80,137	381,248
Prepayments and other current assets	42,228	6,627	45,462
Amounts due from related parties	4,787	751	2,940
Total current assets	767,436	120,427	734,983
Non-current assets:
Property and equipment, net	14,914	2,340	23,390
Right-of-use assets, net	7,964	1,250	32,534
Intangible assets, net	124,259	19,499	111,990
Goodwill	66,753	10,475	118,724
Deferred tax assets	6,729	1,056	2,370
Other non-current assets	157,320	24,687	106,566
Total non-current assets	377,939	59,307	395,574
Total assets	1,145,375	179,734	1,130,557
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB462,536 and RMB695,081 (US$109,073) as of December 31, 2020 and 2021, respectively):
Accounts payable	334,083	52,425	268,939
Accrued expenses and other current liabilities	120,971	18,983	105,744
Short-term debt	148,441	23,294	73,837
Short-term lease liabilities	5,317	834	17,707
Amounts due to related parties	245	38
Total current liabilities	609,057	95,574	466,227
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB61,499 and RMB52,883 (US$8,297) as of December 31, 2020 and 2021, respectively):
Long-term debt	3	0	5,135
Long-term lease liabilities	1,424	223	14,623
Deferred tax liabilities	753	118	727
Other non-current liabilities	50,703	7,956	41,014
Total non-current liabilities	52,883	8,297	61,499
Total liabilities	661,940	103,871	527,726
Shareholders' equity:
Ordinary shares	37	6	36
Additional paid-in capital	1,855,897	291,231	1,779,923
Accumulated deficit	(1,366,734)	(214,470)	(1,208,827)
Accumulated other comprehensive loss	(18,259)	(2,865)	(14,843)
Total Quhuo Limited shareholders' equity	470,941	73,902	556,289
Non-controlling interests	12,494	1,961	46,542
Total shareholders' equity	483,435	75,863	602,831
Total liabilities and shareholders' equity	¥ 1,145,375	$ 179,734	¥ 1,130,557